UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments

Buffalo USA Global Fund
Schedule of Investments
December 31, 2005 (Unaudited)

Shares			Value
	COMMON STOCKS - 99.40%
	Consumer Discretionary - 15.71%
	Auto Components - 5.95%
117,000	Gentex Corp.		$2,281,500
30,800	Johnson Controls, Inc.		2,245,628
			4,527,128
	Hotels, Restaurants & Leisure - 4.22%
24,400	Las Vegas Sands Corp. (a)		963,068
66,600	McDonald's Corp.		2,245,752
			3,208,820
	Leisure Equipment & Products - 3.05%
73,200	GTECH Holdings Corp.		2,323,368

	Specialty Retail - 1.57%
31,100	Tiffany & Co.		1,190,819

	Textiles, Apparel & Luxury Goods - 0.92%
45,400	True Religion Apparel, Inc. (a)		699,160
	Total Consumer Discretionary		11,949,295

	Consumer Staples - 15.64%
	Beverages - 2.47%
46,700	The Coca-Cola Co.		1,882,477

	Food Products - 5.24%
42,900	H.J. Heinz Co.		1,446,588
38,200	Wm. Wrigley Jr. Co.		2,539,918
			3,986,506
	Household Products - 7.93%
32,300	Colgate-Palmolive Co.		1,771,655
34,100	Kimberly-Clark Corp.		2,034,065
38,415	Procter & Gamble Co.		2,223,460
			6,029,180
	Total Consumer Staples		11,898,163

	Energy - 2.19%
	Energy Equipment & Services - 2.19%
26,950	Halliburton Co.		1,669,822
	Total Energy		1,669,822

	Financials - 5.16%
	Insurance - 5.16%
42,900	AFLAC Inc.		1,991,418
28,300	American International Group, Inc.		1,930,909
	Total Financials		3,922,327

	Health Care - 30.05%
	Health Care Equipment & Supplies - 16.95%
58,600	Baxter International Inc.		2,206,290
37,000	Boston Scientific Corp. (a)		906,130
36,600	Mentor Corp.		1,686,528
37,700	Millipore Corp. (a)		2,489,708
33,900	Sigma-Aldrich Corp.		2,145,531
25,500	Sybron Dental Specialties, Inc. (a)		1,015,155
14,100	Varian Medical Systems, Inc. (a)		709,794
45,900	Waters Corp. (a)		1,735,020
			12,894,156
	Pharmaceuticals - 13.10%
59,500	Abbott Laboratories		2,346,085
38,500	Johnson & Johnson		2,313,850
137,300	Schering-Plough Corp.		2,862,705
52,900	Wyeth		2,437,103
			9,959,743
	Total Health Care		22,853,899

	Industrials - 3.55%
	Aerospace & Defense - 1.26%
14,800	Teleflex Inc.		961,704

	Commercial Services & Supplies - 2.29%
7,700	Getty Images, Inc. (a)		687,379
32,900	Heidrick & Struggles International, Inc. (a)		1,054,445
			1,741,824
	Total Industrials		2,703,528

	Information Technology - 27.10%
	Communications Equipment - 3.66%
77,500	Cisco Systems, Inc. (a)		1,326,800
64,600	Motorola, Inc.		1,459,314
			2,786,114
	Electronic Equipment & Instruments - 3.42%
23,900	Cognex Corp.		719,151
36,800	Molex Inc.		954,960
24,300	National Instruments Corp.		778,815
4,100	Trimble Navigation Ltd. (a)		145,509
			2,598,435
	Semiconductor & Semiconductor Equipment - 15.29%
47,300	Analog Devices, Inc.		1,696,651
43,002	Applied Materials, Inc.		771,456
42,905	Cabot Microelectronics Corp. (a)		1,258,404
81,500	Fairchild Semiconductor International, Inc. (a)		1,378,165
33,000	FormFactor, Inc. (a)		806,190
63,000	Integrated Device Technology, Inc. (a)		830,340
97,500	Intel Corp.		2,433,600
25,200	KLA-Tencor Corp.		1,243,116
46,500	National Semiconductor Corp.		1,208,070
			11,625,992
	Software - 4.73%
94,200	Microsoft Corp.		2,463,330
93,000	Oracle Corp. (a)		1,135,530
			3,598,860
	Total Information Technology		20,609,401

	TOTAL COMMON STOCKS (Cost $59,646,111)		75,606,435

	SHORT TERM INVESTMENTS - 0.59%
	Investment Company - 0.59%
443,577	SEI Daily Income Trust Treasury II Fund - Class B		443,577
	Total Investment Companies		443,577

	TOTAL SHORT TERM INVESTMENTS (Cost 443,577)		443,577

	Total Investments (Cost $60,089,688) - 99.99%		76,050,012

	Other Assets in Excess of Liabilities - 0.01%		10,890

	TOTAL NET ASSETS - 100.00%		$76,060,902

Percentages are stated as a percent of net assets.

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments		$ 60,089,688
Gross unrealized appreciation		18,498,920
Gross unrealized depreciation		(2,538,596)
Net unrealized appreciation		$ 15,960,324

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo USA Global Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway, President and Treasurer
Kent W. Gasaway, President and Treasurer

Date    2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway, President and Treasurer
  Kent W. Gasaway, President and Treasurer

Date    2/27/06

* Print the name and title of each signing officer under his or her signature.